Intangible Assets - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended	18 Months Ended
	Jul. 01, 2021	Dec. 31, 2022	Dec. 31, 2022
Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Amortization period		23 years
Order backlog
Indefinite-lived Intangible Assets [Line Items]
Amortization period		3 years
Trade names & brands
Indefinite-lived Intangible Assets [Line Items]
Amortization period		3 years
Patient database
Indefinite-lived Intangible Assets [Line Items]
Amortization period		7 years
Technology assets
Indefinite-lived Intangible Assets [Line Items]
Amortization period		5 years
PRA Health Sciences, Inc
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	$ 4,919,000
Amortization of intangible assets		$ 453,600	$ 677,100
PRA Health Sciences, Inc | Minimum
Indefinite-lived Intangible Assets [Line Items]
Amortization period	3 years
PRA Health Sciences, Inc | Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortization period	23 years
PRA Health Sciences, Inc | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	$ 3,938,000
PRA Health Sciences, Inc | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	500,000
PRA Health Sciences, Inc | Trade names & brands
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	202,000
PRA Health Sciences, Inc | Patient database
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	168,000
PRA Health Sciences, Inc | Technology assets
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	$ 111,000